Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Segment Reporting Information [Line Items]
Net revenues	$ 3,096,491	$ 2,447,430	$ 1,799,509
Operating cost and expenses:
Cost of revenues	(1,376,269)	(1,065,740)	(749,586)
Selling and marketing	(384,287)	(324,249)	(232,826)
General and administrative	(1,034,028)	(794,482)	(554,948)
Total operating cost and expenses	(2,794,584)	(2,184,471)	(1,537,360)
Gain on disposal of a subsidiary	3,627
Operating income (loss)	305,534	262,959	262,149
Total assets	4,646,559	3,977,712	2,924,979
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,096,491	2,447,430	1,799,509
Operating cost and expenses:
Cost of revenues	(1,376,269)	(1,065,740)	(749,586)
Selling and marketing	(357,398)	(293,400)	(208,463)
General and administrative	(824,508)	(613,328)	(438,672)
Total operating cost and expenses	(2,794,584)	(2,184,471)	(1,537,360)
Gain on disposal of a subsidiary	3,627
Operating income (loss)	305,534	262,959	262,149
Total assets	3,345,228	2,743,195	1,968,216
Corporate, Non-Segment [Member]
Operating cost and expenses:
Total operating cost and expenses	(236,409)	(212,003)	(140,639)
Total assets	1,301,331	1,234,517	956,763
Language Training and Test Preparation Course [Member]
Operating cost and expenses:
Total assets	2,226,344	1,898,504	1,361,261
Language Training and Test Preparation Course [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,605,829	2,022,978	1,510,497
Operating cost and expenses:
Cost of revenues	(1,128,355)	(869,012)	(623,364)
Selling and marketing	(212,170)	(193,851)	(146,544)
General and administrative	(675,315)	(504,985)	(363,949)
Total operating cost and expenses	(2,015,840)	(1,567,848)	(1,133,857)
Operating income (loss)	589,989	455,130	376,640
Total assets	2,226,344	1,898,504	1,361,261
Others [Member]
Operating cost and expenses:
Total assets	1,118,884	844,691	606,955
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	490,662	424,452	289,012
Operating cost and expenses:
Cost of revenues	(247,914)	(196,728)	(126,222)
Selling and marketing	(145,228)	(99,549)	(61,919)
General and administrative	(149,193)	(108,343)	(74,723)
Total operating cost and expenses	(542,335)	(404,620)	(262,864)
Operating income (loss)	(51,673)	19,832	26,148
Total assets	$ 1,118,884	$ 844,691	$ 606,955